Financial Liabilities - Senior Unsecured Notes (Details) € in Thousands, $ in Millions			8 Months Ended	12 Months Ended
	Apr. 18, 2017 USD ($)	Apr. 18, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2011
Borrowings
Refinance costs				€ 263,344	€ 244,829	€ 240,335
Senior Unsecured Notes
Borrowings
Face amount		€ 1,000,000	€ 1,000,000	1,000,000	948,677	€ 918,527
Value of notes replaced				(108,597)
Value of notes redeemed				26,618
Unamortized financing costs			146,000	€ 146,000	€ 117,000
Senior Unsecured Notes Due 2022
Borrowings
Borrowings, interest rate							5.25%
Percentage of notes replaced	97.1	97.1
Value of notes replaced | $	$ 1,000
Percentage of notes redeemed	2.9	2.9
Value of notes redeemed		€ 26,618
Secured unsecured notes, maturing in 2025
Borrowings
Face amount		€ 1,000,000
Borrowings, interest rate		3.20%
Refinance costs			€ 57,500